Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of treasury share
(1)	Treasury shares as of December 31, 2022 and 2021 are as follows:

(In millions of won, except for the number of shares)
	December 31, 2022		December 31, 2021
Number of shares		801,091	1,250,992
Acquisition cost	￦	36,702	57,314

Summary of changes in treasury shares
(2)	Changes in treasury shares for the years ended December 31, 2022 and 2021 are as follows:

(In shares)
	2022	2021
Treasury shares as of January 1	1,250,992	9,418,558
Acquisition (*1)	—	288,000
Disposal (*2)	—	(626,740)
Retirement of treasury shares (*3)	—	(8,685,568)
Stock split (*4)	—	1,577,000
Spin-off (*5)	—	(719,955)
Disposal (*6)	(449,901)	(303)

Treasury shares as of December 31	801,091	1,250,992

(*1)	The Parent Company acquired 288,000 of its treasury shares for ￦72,982 million in an effort to increase shareholder value by stabilizing its stock price for the years ended December 31, 2021.

(*2)
The Parent Company distributed 626,240 treasury shares (acquisition cost: ￦141,342 million) as bonus payment to the employees and congratulatory bonus payment for the spin-off,
resulting in gain on disposal of treasury shares of ￦2,659 million and loss on disposal of treasury shares of ￦114,359 million,

respectively. In addition, the Parent Company distributed 500 treasury shares (acquisition cost: ￦113 million) as compensation to the non-executive
directors, resulting in gain on disposal of treasury shares of ￦48 million for the year ended December 31, 2021.

(*3)
The Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation, as a result, the Parent Company’s issued shares have decreased without change in share capital for the year ended December 31, 2021.

(*4)
The stock split of the Parent Company’s common stock was approved at the shareholders’ meeting held on October 12, 2021, to increase the number of its outstanding shares, effective from October 28, 2021.

(*5)
773,987 treasury shares, some of treasury shares held by the Parent Company, have been replaced common shares of SK Square Co., Ltd., spin-off
company, due to
spin-off
for the year ended December 31, 2021. Meanwhile. The Parent Company acquired 54,032 of its treasury shares (acquisition cost: ￦3,129 million) for the purpose of handling single shares after stock split and spin-off
for the year ended December 31, 2021.

(*6)
The Parent Company distributed 303 treasury shares (acquisition cost: ￦14 million) as congratulatory bonus payment of spin-off
to its employees, resulting in loss on disposal of treasury shares of ￦14 million for the year ended December 31, 2021. Meanwhile, the Parent Company distributed 449,901 treasury shares (acquisition cost: ￦20,612 million) as bonus payment to its employees, resulting in gain on disposal of treasury shares of ￦4,813 million for the year ended December 31, 2022.